CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net income	$ 107,495	$ 127,869	$ 121,498
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization of deferred charges	55,278	53,083	44,686
Amortization of financing costs	278	263	65
Amortization of free lubricants benefit	(115)	(171)	(177)
Compensation cost on restricted stock	8,095	7,482	3,944
Actuarial losses	(96)	(82)	(116)
Change in fair value of derivative instruments	39	804	187
Income from investment in Diana Containerships Inc., net of dividends receivable	(707)	0	0
(Increase) / Decrease in:
Receivables	(5,982)	(284)	1,463
Due from related parties	24	0	0
Inventories	(737)	(1,237)	315
Prepaid expenses and other assets	(1,404)	(686)	765
Prepaid charter revenue	3,050	3,048	(14,507)
Increase / (Decrease) in:
Accounts payable	1,833	1,231	303
Due to related parties	(53)	70	32
Accrued liabilities	297	1,355	343
Deferred revenue	(9,489)	(11,474)	(4,941)
Other liabilities	(489)	402	236
Drydock costs	(3,087)	(3,381)	(2,193)
Net Cash provided by Operating Activities	154,230	178,292	151,903
Cash Flows used in Investing Activities:
Advances for vessels under construction and acquisitions and other vessel costs	(28,160)	(35,280)	(65,225)
Vessel acquisitions	(30,124)	(202,909)	0
Cash disposed off upon partial spin-off of Diana Containerships Inc.	(12,024)	0	0
Acquisition of additional interest in Diana Containerships Inc.	(20,000)	0	0
Cash dividends from investment in Diana Containerships Inc.	100
Real property acquisition	0	(21,500)	0
Investments in time deposits	0	7,690	(7,690)
Other Assets	(220)	(314)	(166)
Net Cash used in Investing Activities	(90,428)	(252,313)	(73,081)
Cash Flows from Financing Activities:
Proceeds from long-term debt	15,000	138,510	73,610
Proceeds from issuance of share capital, net of expenses	0	0	98,444
Contributions from non-controlling shareholders	0	35,281
Proceeds from dividend reinvestment	20	56	79
Payments for repurchase of common stock	(1,187)	0	0
Financing costs	(45)	(1,020)	(450)
Loan payments	(6,330)	(35,830)	(30,100)
Net Cash provided by Financing Activities	7,458	136,997	141,583
Net increase in cash and cash equivalents	71,260	62,976	220,405
Cash and cash equivalents at beginning of period	345,414	282,438	62,033
Cash and cash equivalents at end of period	416,674	345,414	282,438
Cash paid during the year for:
Interest payments, net of amounts capitalized	$ 4,630	$ 4,673	$ 2,952